Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Amounts Recorded as Expense in Consolidated Statements of Income

Amounts recorded as expense in the consolidated statements of operations are as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Cost of revenue	$312	$219	$282
Technology and development	282	256	323
Sales and marketing	422	391	476
General and administrative	1,388	1,378	2,669

Total	$2,404	$2,244	$3,750

Summary of Weighted Average Fair Value of Stock Options Granted

The following table summarizes the weighted-average fair value of stock options granted:

	Year Ended December 31,
	2010	2011	2012
Stock options granted (in thousands)	1,137	139	983
Weighted average fair value at date of grant	$2.88	$6.09	$5.83

Stock Option Activity

Stock option activity for the year ended December 31, 2011 and 2012 is as follows (shares in thousands):

	Shares	Weighted average exercise price	Remaining contractual term (years)	Aggregate intrinsic value (dollars in thousands)
December 31, 2010	4,507	$7.16	7.51	$17,213
Granted	139	11.24
Exercised	(20)	1.33
Forfeited	(86)	7.89

Outstanding as of December 31, 2011	4,540	$7.29	6.62	$10,888

Vested and expected to vest at December 31, 2011	4,327	$7.28	6.54	$10,008
Exercisable at December 31, 2011	4,540	$7.29	6.62	$10,888
Granted	983	10.66
Exercised	(702)	6.26
Forfeited	(206)	8.34

Outstanding as of December 31, 2012	4,615	$8.11	6.54	$44,801

Vested and expected to vest at December 31, 2012	4,559	$8.04	6.53	$26,344
Exercisable at December 31, 2012	3,549	$7.52	5.83	$30,277

Calculated Fair Value of Option Award Using Black-Scholes Option Pricing Model

The Company calculated the fair value of each option award on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2010	2011	2012
Weighted average fair value of underlying stock per share	$5.58	$11.24	$10.66
Expected volatility	48.33%	55.78%	52.79%
Risk-free interest rate	2.43%	2.58%	1.26%
Expected term	6.9 years	5.9 years	6.6 years
Dividend yield	—%	—%	—%